Average Annual Total Returns		12 Months Ended				16 Months Ended	19 Months Ended	25 Months Ended	28 Months Ended	35 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[1]			3.71% [1]				4.06% [2]
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.32%		5.37%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[4],[5],[6]	14.06%	[5]		18.87% [6]		21.50% [4]
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.02%						22.28%
Return Stacked(R) Bonds & Futures Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(12.50%)				(14.65%)
Performance Inception Date						Aug. 20, 2024
Return Stacked(R) Bonds & Futures Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(13.22%)				(15.73%)
Return Stacked(R) Bonds & Futures Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(7.40%)				(11.49%)
Return Stacked(R) Bonds & Managed Futures ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.43%								(1.81%)
Performance Inception Date										Feb. 07, 2023
Return Stacked(R) Bonds & Managed Futures ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.04%								(2.55%)
Return Stacked(R) Bonds & Managed Futures ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.18%								(1.68%)
Return Stacked(R) Bonds & Merger Arbitrage ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.93%		7.68%
Performance Inception Date				Dec. 17, 2024
Return Stacked(R) Bonds & Merger Arbitrage ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.60%		6.38%
Return Stacked(R) Bonds & Merger Arbitrage ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.79%		5.36%
Return Stacked(R) Global Stocks & Bonds ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.10%						20.71%
Performance Inception Date								Dec. 04, 2023
Return Stacked(R) Global Stocks & Bonds ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.99%						19.92%
Return Stacked(R) Global Stocks & Bonds ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.47%						16.01%
Return Stacked(R) U.S. Stocks & Futures Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.97%)					(0.88%)
Performance Inception Date							May 28, 2024
Return Stacked(R) U.S. Stocks & Futures Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.75%)					(1.38%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.75%)					(0.88%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.97%							17.17%
Performance Inception Date									Sep. 05, 2023
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.62%							16.85%
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.02%							13.30%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
[3]	The Bloomberg U.S. Treasury Index is a benchmark that tracks the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
[4]	The S&P 500® Total Return Index is a widely recognized benchmark index that tracks the performance of the 500 largest publicly traded companies in the United States
[5]	The S&P 500 Total Return Index is a benchmark that tracks the performance of the 500 largest publicly traded companies in the United States.
[6]	The S&P 500® Total Return Index is a benchmark that tracks the performance of the 500 largest publicly traded companies in the United States.
[7]	The S&P Composite 1500 Index®, is made up of the S&P 500®, S&P MidCap 400®, and S&P 600® Indices, and represents a broad measure of the U.S. equity market